Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
3.	Inventories
Inventories consist of the following:

At December 31,	2012	2013
Raw materials	$30,914	$20,580
Work-in-progress	11,189	8,647
Finished goods	4,629	1,266

	$46,732	$30,493